Financial Management - Liquidity risk (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	$ 806,780
Lease liabilities (Note 19)	25,763
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	2,780
Less than 1 year
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	79,016
Lease liabilities (Note 19)	911
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	583
Construction of two new tanks	356
Trade and other payables (Note 18)	58,889
Total	139,755
Later than one year and not later than two years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	77,598
Lease liabilities (Note 19)	657
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	550
Total	78,805
Later than two years and not later than three years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	61,737
Lease liabilities (Note 19)	637
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	550
Total	62,924
Later than three years and not later than four years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	59,070
Lease liabilities (Note 19)	556
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	549
Total	60,175
Later than five years
Disclosure of financial liabilities [line items]
Interest-bearing loans and borrowings (excluding items below, Note 17)	529,359
Lease liabilities (Note 19)	23,002
Acquisition of the last barge of the six liquid barges (Note 10 and Note 26)	548
Total	$ 552,909